                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-2782

                      (Investment Company Act File Number)

                      Federated High Income Bond Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/05

               Date of Reporting Period: Fiscal year ended 3/31/05
                                         -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated High Income Bond Fund, Inc.

Established 1977

28TH ANNUAL SHAREHOLDER REPORT

March 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$8.05		$7.30		$7.68		$8.64		$9.82
Income From Investment Operations:
Net investment income	0.62		0.62		0.67	[1]	0.83	[2]	0.96
Net realized and unrealized gain (loss) on investments	(0.09)		0.75		(0.37)		(0.94	) [2]	(1.15)
TOTAL FROM INVESTMENT OPERATIONS	0.53		1.37		0.30		(0.11)		(0.19)
Less Distributions:
Distribution from net investment income	(0.62)		(0.62)		(0.68)		(0.85)		(0.99)
Net Asset Value, End of Period	$7.96		$8.05		$7.30		$7.68		$8.64
Total Return [3]	6.77	% [4]	19.42%		4.43%		(1.17)%		(2.19)%

Ratios to Average Net Assets:
Expenses	1.22%		1.21%		1.23%		1.23%		1.24%
Net investment income	7.57%		7.60%		9.31%		10.37	% [2]	10.33%
Expense waiver/reimbursement [5]	0.02%		0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$775,085		$884,503		$817,147		$678,052		$666,546
Portfolio turnover	34%		51%		43%		40%		24%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.01, a decrease to the net realized and unrealized gain/loss per share of $0.01, and an increase to the ratio of net investment income to average net assets from 10.22% to 10.37%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total return. (See Notes to Financial Statements, Note 5.)

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$8.04		$7.29		$7.68		$8.63		$9.81
Income From Investment Operations:
Net investment income	0.56		0.56		0.62	[1]	0.75	[2]	0.89
Net realized and unrealized gain (loss) on investments	(0.08)		0.75		(0.39)		(0.91	) [2]	(1.15)
TOTAL FROM INVESTMENT OPERATIONS	0.48		1.31		0.23		(0.16)		(0.26)
Less Distributions:
Distribution from net investment income	(0.56)		(0.56)		(0.62)		(0.79)		(0.92)
Net Asset Value, End of Period	$7.96		$8.04		$7.29		$7.68		$8.63
Total Return [3]	6.10	% [4]	18.54%		3.53%		(1.79)%		(2.93)%

Ratios to Average Net Assets:
Expenses	1.97%		1.96%		1.98%		1.98%		1.99%
Net investment income	6.82%		6.85%		8.56%		9.64	% [2]	9.58%
Expense waiver/reimbursement [5]	0.02%		0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$746,111		$945,435		$892,103		$912,370		$977,317
Portfolio turnover	34%		51%		43%		40%		24%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.02, a decrease to the net realized and unrealized gain/loss per share of $0.02, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.64%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on total return. (See Notes to Financial Statements, Note 5.)

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - CLass C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$8.04		$7.30		$7.68		$8.63		$9.81
Income From Investment Operations:
Net investment income	0.56		0.56		0.62	[1]	0.75	[2]	0.89
Net realized and unrealized gain (loss) on investments	(0.08)		0.74		(0.38)		(0.91	) [2]	(1.15)
TOTAL FROM INVESTMENT OPERATIONS	0.48		1.30		0.24		(0.16)		(0.26)
Less Distributions:
Distribution from net investment income	(0.56)		(0.56)		(0.62)		(0.79)		(0.92)
Net Asset Value, End of Period	$7.96		$8.04		$7.30		$7.68		$8.63
Total Return [3]	6.10	% [4]	18.39%		3.66%		(1.79)%		(2.93)%

Ratios to Average Net Assets:
Expenses	1.97%		1.96%		1.98%		1.98%		1.99%
Net investment income	6.82%		6.85%		8.56%		9.63	% [2]	9.58%
Expense waiver/reimbursement [5]	0.02%		0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$203,362		$246,559		$202,813		$189,724		$198,871
Portfolio turnover	34%		51%		43%		40%		24%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.01, a decrease to the net realized and unrealized gain/loss per share of $0.01, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.63%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on total return. (See Notes to Financial Statements, Note 5.)

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2004	Ending Account Value 3/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,022.60	$6.15
Class B Shares	$1,000	$1,020.10	$9.92
Class C Shares	$1,000	$1,020.10	$9.92
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.85	$6.14
Class B Shares	$1,000	$1,015.11	$9.90
Class C Shares	$1,000	$1,015.11	$9.90

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 6.77% for Class A Shares, 6.10% for Class B Shares and 6.10% for Class C Shares. The total return of the Lehman Brothers U.S. Corporate High Yield Bond Index, a broad-based securities market index (LBHYB), was 6.84% during the 12-month reporting period. 1 The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs, and other expenses which were not reflected in the total return of the LBHYB.

MARKET OVERVIEW

For the 12 months ended March 31, 2005, the high-yield bond market significantly outperformed the high-quality bond market. 2 As noted above, the LBHYB returned 6.84% versus a 1.15% return for the Lehman Brothers U.S. Aggregate Bond Index, a measure of high-quality bond performance. 3

1 The LBHYB is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1 or BB+ as provided by Moody's Investor Service or Standard & Poor's, respectively, a minimum amount outstanding of $150 million and at least one year to maturity. Investments cannot be made in an index.

2 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

3 Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Investments cannot be made in an index.

Interest rates on U.S. Treasury issues with maturities from zero to ten years increased during the reporting period. The rise was more pronounced on shorter Treasury securities while there was practically no change on 30-year Treasury securities. This rate rise negatively impacted most fixed-income securities, especially higher-quality securities. However, continued growth in the U.S. economy, strong earnings growth in corporate America and default rates falling toward cycle lows, positively impacted the market for high-yield bonds helping to offset much of the rise in interest rates. In other words, while the risk-free rate (the rate for U.S. Treasury issues which do not have corporate credit risk) increased, the risk premium or "credit spread" that investors require for investing in the high-yield market declined resulting in the yield for high-yield bonds rising less than the yield for high-quality bonds in the zero to ten-year area. For example, the spread between U.S. Treasury issues and the Credit Suisse High Yield Index tightened from 4.95% at the beginning of the reporting period to 3.73% at the end of the reporting period. 4 Among larger industry sectors within the high-yield market, the Chemical, Telecommunications--Wireline, Utility--Natural Gas and the Financial Institutions sectors turned in very strong performances while the Automotive, Retailers, and Transportation sectors underperformed the overall market. Given the strong credit environment, the lower-quality sectors of the market showed the best performance with the Caa-rated sector returning 11.61% compared to 6.74% and 4.08% for the B-rated and Ba-rated sectors, respectively, for the period ended March 31, 2005.

4 Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. Morningstar receives and publishes this figure as a monthly total return. Indexes are unmanaged and investments cannot be made in an index.

FUND PERFORMANCE

For purposes of the following, the discussion will focus on the performance of the fund's Class A Shares. For the Class A Shares, the total return consisted of 7.89% of dividends and 1.12% depreciation in the net asset value of the shares.

The fund modestly underperformed the LBHYB for the reporting period. The fund was positively impacted by strong security selection (the selection of specific individual securities over other available securities issued by similar types of issuers) during the reporting period. This was especially true in the Building Material, Food & Beverage, Healthcare, and Media - Non-Cable industry sectors. Specific holdings that had the greatest positive impact on the fund's performance included El Paso Corp. , Crystal Holdings and its subsidiary BCP Caylux , AT&T Corp .., Primedia Inc. , River Holdings and its subsidiary Hudson Respiratory , Ispat Inland , and Goldkist Inc. The fund also benefited from its overweight in the lower-quality Caa-rated and B-rated quality sectors. The fund's underweight in the Transportation sector, especially the Airline sub-sector, positively impacted fund performance.

The fund maintained a shorter overall duration than the LBHYB during the reporting period although much of this shorter duration was obtained by underweighting the long-maturity portion of the LBHYB. The shorter duration hurt the performance of the fund relative to the LBHYB since longer maturities significantly outperformed the overall market given the combination of stable interest rates in the longer maturities and the spread tightening throughout the market. 5 The fund was negatively impacted by its security selection within the Automotive and Retail sectors, its underweight in the Financial and Utility--Electric sectors and its overweight in the Gaming sector. Specific holdings which had the least favorable impact on the fund's performance included Eagle Picher Industries Inc. , JC Penney Inc. , General Motors Corp .., Icon Health and Fitness , General Nutrition Corp .., PCA International , and Ames True Temper ..

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Lehman Brothers U.S. Corporate High Yield Bond Index (LBHYB) 2 and the Lipper High Current Yield Funds Average (LHCYFA). 3

Average Annual Total Return [4] for the Period Ended 3/31/2005
1 Year	1.96%
5 Years	4.22%
10 Years	6.02%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHYB and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBHYB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class B Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Lehman Brothers U.S. Corporate High Yield Bond Index (LBHYB) 2 and the Lipper High Current Yield Funds Average (LHCYFA). 3

Average Annual Total Return [4] for the Period Ended 3/31/2005
1 Year	0.66%
5 Years	4.15%
10 Years	5.86%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHYB and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBHYB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class C Shares) (the "Fund") from March 31, 1995 to March 31, 2005, compared to the Lehman Brothers U.S. Corporate High Yield Bond Index (LBHYB) 2 and the Lipper High Current Yield Funds Average (LHCYFA). 3

Average Annual Total Return [4] for the Period Ended 3/31/2005
1 Year	4.08%
5 Years	4.21%
10 Years	5.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%, and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHYB and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBHYB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At March 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
BBB	1.7%	Baa	0.7%
BB	26.5%	Ba	25.9%
B	57.4%	B	51.4%
CCC	11.7%	Caa	18.4%
CC	0.1%	Ca	0.9%
Not rated by S&P 3	1.2%	Not rated by Moody's 3	1.3%
Cash Equivalents [4]	0.7%	Cash Equivalents [4]	0.7%
Other Securities [5]	0.7%	Other Securities [5]	0.7%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information. These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 Other Securities includes common stock and warrants that do not qualify for credit ratings from an NRSRO.

At March 31, 2005, the Fund's index classification 6 was as follows:

Percentage of Total Investments [2]
Media -- Non-Cable	11.4%
Chemicals	6.3%
Food & Beverage	6.1%
Healthcare	6.0%
Wireline -- Communications	5.9%
Gaming	5.7%
Industrial -- Other	5.5%
Consumer Products	4.3%
Utility -- Natural Gas	3.9%
Paper	3.8%
Technology	3.6%
Building Materials	3.4%
Utility -- Electric	3.4%
Media -- Cable	3.2%
Retailers	3.2%
Automotive	2.8%
Entertainment	2.7%
Other [7]	18.1%
Cash Equivalents [4]	0.7%
TOTAL	100.0%

6 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers U.S. Corporate High Yield Composite Bond Index (LHYCB). Individual portfolio securities that are not included in the LHYCB are assigned to an index classification at the discretion of the Fund's adviser.

7 For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total investments have been aggregated under the designation "Other."

Portfolio of Investments

March 31, 2005

Principal Amount			Value
		CORPORATE BONDS--96.6%
		Aerospace/Defense--1.6%
$5,575,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$5,937,375
2,550,000		Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011	2,754,000
2,200,000	[4]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	40,480
1,650,000	[1,2]	K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	1,608,750
1,900,000	[1,2]	K&F Industries, Inc., Sr. Note, 11.50%, 2/1/2015	1,871,500
4,700,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	4,653,000
3,950,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	3,811,750
2,100,000	[1,2]	Standard Aero Holdings, Inc., Sr. Sub. Note, 8.25%, 9/1/2014	2,184,000
4,300,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	4,434,375
		TOTAL	27,295,230
		Automotive--2.8%
4,800,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	4,032,000
4,950,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	4,046,625
6,025,000		General Motors Corp., Note, 7.125%, 7/15/2013	5,199,099
6,675,000		General Motors Corp., Note, 8.375%, 7/15/2033	5,725,828
4,475,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	4,631,625
2,800,000	[1,2,3]	Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	1,638,000
4,550,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	5,061,875
7,460,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	8,392,500
4,150,000	[1,2]	Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	4,056,625
4,600,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,611,500
		TOTAL	47,395,677
		Building Materials--3.3%
6,300,000	[3]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	4,410,000
3,125,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	3,375,000
4,975,000	[1,2]	Builders Firstsource, Inc., Sr. Secd. Note, 7.02438%, 2/15/2012	4,925,250
2,850,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	3,049,500
5,525,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	5,834,743
6,025,000		Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	6,235,875
2,075,000	[1,2]	Goodman Global Holdings, Inc., Floating Rate Note, 5.76%, 6/15/2012	2,064,625
4,725,000	[1,2]	Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	4,347,000
2,600,000		Legrand SA, Sr. Note, 10.50%, 2/15/2013	2,951,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Building Materials--continued
$1,775,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	$1,846,000
10,000,000	[3]	Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	7,150,000
5,400,000	[1,2,3]	Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	2,902,500
2,550,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	2,473,500
2,800,000		Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	2,660,000
3,100,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	3,100,000
		TOTAL	57,324,993
		Chemicals--6.1%
2,975,000	[1,2]	Aventine Renewable Energy Holdings, Inc., Sr. Secd. Note, 9.01%, 12/15/2011	3,034,500
4,062,000	[1,2]	BCP Caylux Holding LUX SCA, Sr. Sub. Note, 9.625%, 6/15/2014	4,650,990
5,300,000	[1,2]	Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	5,750,500
4,650,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	5,080,125
6,225,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	5,197,875
5,025,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	4,346,625
7,345,000	[1,2,3]	Crystal US Holdings, Sr. Disc. Note, 0/10.50%, 10/1/2014	5,178,225
6,400,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	7,104,000
3,100,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	3,472,000
2,650,000	[1,2]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	3,054,125
6,435,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	6,724,575
5,200,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	5,681,000
3,175,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	3,556,000
1,675,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	1,800,625
1,827,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	1,881,810
1,150,000		Lyondell Chemical Co., Sr. Secd. Note, Series A, 9.625%, 5/1/2007	1,239,125
12,600,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	13,135,500
2,523,000	[3]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	1,917,480
1,775,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	1,854,875
4,200,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	4,515,000
2,500,000	[1,2]	PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013	2,475,000
4,325,000		Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	4,065,500
1,825,000	[1,2]	Rockwood Specialties Group, Inc., Sr. Sub. Note, 7.50%, 11/15/2014	1,834,125
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,976,363
625,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	658,909
5,625,000		Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022	5,835,937
		TOTAL	106,020,789
Principal Amount			Value
		CORPORATE BONDS--continued
		Construction Machinery--1.5%
$7,050,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	$7,420,125
8,275,000	[1,2]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	8,854,250
8,375,000	[4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
1,000,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	1,092,500
4,500,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	4,837,500
3,550,000		United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012	3,470,125
		TOTAL	25,674,500
		Consumer Products--4.2%
4,800,000	[1,2,3]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	3,480,000
5,075,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	5,430,250
1,800,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	1,872,000
5,600,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	4,788,000
3,625,000		Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014	3,661,250
2,475,000	[1,2]	Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	2,425,500
1,400,000	[4]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	20,160
2,375,000	[4]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	12,588
11,350,000	[3]	Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	8,342,250
4,825,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	4,800,875
825,000		K2, Inc., Sr. Note, 7.375%, 7/1/2014	858,000
3,425,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	3,699,000
7,125,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	7,445,625
8,400,000	[1,2]	Rayovac Corp., 7.375%, 2/1/2015	8,085,000
4,350,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,556,625
5,800,000	[1,2,3]	Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014	3,654,000
1,400,000		Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	1,435,000
2,226,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	2,509,815
3,600,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3,366,000
2,115,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	2,294,776
		TOTAL	72,736,714
		Energy--1.5%
5,875,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	6,403,750
1,725,000		Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%, 6/1/2011	1,837,125
4,275,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	4,563,563
2,950,000	[1,2]	Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015	2,964,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--continued
$2,225,000	[1,2]	Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	$2,147,125
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,511,875
6,450,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	7,030,500
		TOTAL	26,458,688
		Entertainment--2.7%
3,000,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	2,880,000
5,525,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	5,856,500
2,450,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	2,670,500
12,150,000	[3]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	8,687,250
4,175,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	4,206,313
6,950,000	[1,2]	Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014	6,950,000
10,500,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	12,022,500
1,625,000	[1,2]	Universal City Florida Holding Co., Floating Rate Note, 7.4925%, 5/1/2010	1,690,000
1,200,000	[1,2]	Universal City Florida Holding Co., Sr. Note, 8.375%, 5/1/2010	1,230,000
		TOTAL	46,193,063
		Environmental--1.3%
8,750,000		Allied Waste North America, Inc., Company Guarantee, Series B, 8.875%, 4/1/2008	9,089,062
4,875,000		Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%, 9/1/2012	5,240,625
4,200,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	4,704,000
2,400,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	2,622,000
		TOTAL	21,655,687
		Financial Institutions--0.3%
4,775,000	[1,2]	American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	4,703,375
		Food & Beverage--5.9%
9,125,000	[1,2,3]	ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	6,433,125
2,375,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	2,475,937
6,875,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	7,425,000
3,175,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,317,875
5,200,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	5,590,000
1,200,000	[1,2]	Del Monte Corp., 6.75%, 2/15/2015	1,176,000
2,200,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	2,392,500
3,750,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	3,806,250
4,525,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	4,773,875
1,650,000		Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011	1,782,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--continued
$3,400,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	$2,839,000
2,210,000		Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014	2,530,450
4,575,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	4,780,875
2,825,000		National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	2,895,625
6,375,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	6,709,687
2,000,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	2,180,000
4,275,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	4,723,875
6,850,000	[1,2,3]	Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	4,932,000
4,200,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	4,693,500
6,050,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	6,443,250
4,575,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	4,872,375
3,050,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	3,156,750
3,175,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	3,500,438
2,150,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	2,434,875
5,350,000	[3]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	4,280,000
1,295,000		United Agri Products, Inc., Sr. Note, 8.25%, 12/15/2011	1,353,275
		TOTAL	101,498,537
		Gaming--5.6%
2,750,000	[1,2]	155 E. Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	2,729,375
7,250,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	7,884,375
1,650,000	[1,2]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	1,650,000
4,150,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	4,533,875
1,375,000		Isle of Capri Casinos, Inc., Sr. Sub. Note, Series WI, 7.00%, 3/1/2014	1,368,125
4,000,000		MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014	3,795,000
1,975,000		MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010	2,172,500
11,550,000		MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007	12,474,000
5,825,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	6,378,375
1,325,000		Magna Entertainment Corp., Sub. Note, 7.25%, 12/15/2009	1,321,687
3,550,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	3,731,937
9,550,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	10,433,375
4,525,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	5,034,063
4,550,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	4,538,625
9,500,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	10,402,500
2,725,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	3,031,563
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$2,050,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	$2,183,250
2,050,000	[1,2]	Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,029,500
800,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	798,000
4,250,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	4,239,375
5,100,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	5,495,250
		TOTAL	96,224,750
		Healthcare--5.9%
2,100,000	[1,2]	AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	2,194,500
8,000,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	8,000,000
5,150,000		Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	6,128,500
2,375,000	[1,2]	Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,339,375
13,275,000	[1,2,3]	CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	8,064,562
1,875,000		Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012	1,996,875
1,500,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	1,612,500
1,925,000	[1,2]	DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015	1,896,125
2,250,000	[1,2]	Fisher Scientific International, Inc., Sr. Sub. Note, 6.75%, 8/15/2014	2,295,000
6,425,000		Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	7,019,312
8,150,000		HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010	9,206,118
1,775,000		HCA - The Healthcare Corp., Sr. Note, 6.375%, 1/15/2015	1,770,815
4,825,000		HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011	5,244,307
3,600,000		HCA Inc., Sr. Note, 6.75%, 7/15/2013	3,705,419
5,550,000		HCA Inc., Sr. Note, 7.50%, 11/6/2033	5,678,766
2,850,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	2,842,875
3,221,685		Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008	3,483,447
5,175,000		Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	5,563,125
3,925,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012	4,111,437
2,300,000	[1,2]	Rural/Metro Operating Co. LLC, Sr. Sub. Note, 9.875%, 3/15/2015	2,374,750
3,000,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	3,232,500
3,475,000		Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	3,631,375
3,675,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015	3,684,187
1,825,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	1,856,937
2,575,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	2,723,063
1,875,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,870,313
		TOTAL	102,526,183
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--5.3%
$5,300,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	$5,194,000
3,875,000		Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	4,107,500
4,075,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	4,462,125
6,700,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	7,470,500
3,650,000	[1,2]	Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012	3,741,250
3,325,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	3,624,250
4,450,000		Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	2,870,250
4,550,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	4,686,500
4,030,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	4,614,350
4,625,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,486,250
4,400,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	4,774,000
3,525,000	[1,2]	NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012	3,613,125
6,672,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	7,439,280
5,017,731	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	5,168,263
6,150,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	6,549,750
5,825,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	6,436,625
5,275,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	5,420,063
4,775,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	4,870,500
2,375,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,363,125
		TOTAL	91,891,706
		Lodging--1.7%
3,300,000	[1,2]	Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	3,143,250
1,538,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	1,576,450
3,450,000	[1,2]	Host Marriott LP, 6.375%, 3/15/2015	3,312,000
1,425,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,421,438
3,575,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	3,914,625
4,575,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	5,049,656
9,200,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	10,097,000
1,600,000		Starwood Hotels & Resorts Worldwide, Inc., Unsecd. Note, 6.75%, 11/15/2005	1,620,000
		TOTAL	30,134,419
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Cable--3.1%
$1,175,000	[1,2]	CSC Holdings, Inc., Sr. Note, 6.75%, 4/15/2012	$1,172,062
5,225,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	5,460,125
3,700,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	3,922,000
2,900,000		CSC Holdings, Inc., Sr. Sub. Note, 10.50%, 5/15/2016	3,204,500
6,225,000	[1,2]	Cablevision Systems Corp., Sr. Note, 8.00%, 4/15/2012	6,427,312
9,525,000		Charter Communications Holdings Capital Corp., Sr. Disc. Note, 9.92%, 4/1/2011	7,358,063
9,200,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	9,430,000
10,050,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	11,155,500
5,000,000		Rogers Cablesystems Ltd., Sr. Sub. GTD Note, 11.00%, 12/1/2015	5,475,000
		TOTAL	53,604,562
		Media - Non-Cable--10.8%
6,700,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	7,219,250
1,775,000		Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010	1,983,563
3,475,000	[3]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	3,197,000
3,200,000	[1,2]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	3,120,000
3,650,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	3,850,750
7,175,000		American Media Operations, Inc., Company Guarantee, Series B, 10.25%, 5/1/2009	7,426,125
550,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	569,250
5,175,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	5,304,375
2,125,000		Cadmus Communications Corp., Sr. Sub. Note, 8.375%, 6/15/2014	2,231,250
8,050,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	8,754,375
8,320,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	9,900,800
8,702,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	9,746,240
7,475,000	[3]	Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	5,718,375
11,400,000	[1,2]	Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	11,072,250
7,925,000	[3]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	5,547,500
4,600,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 7.79375%, 1/15/2012	4,692,000
3,400,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015	3,485,000
900,000		Interpublic Group Cos., Inc., Note, 6.25%, 11/15/2014	855,000
4,050,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	4,232,250
4,225,000	[3]	NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	3,042,000
2,175,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	2,115,188
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$6,500,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	$6,890,000
12,375,000	[1,2,3]	PanAmSat Holding Corp., Sr. Disc. Note, 0/10.375%, 11/1/2014	8,105,625
3,800,000		Primedia, Inc., Sr. Note, 7.625%, 4/1/2008	3,828,500
1,000,000		Primedia, Inc., Sr. Note, 8.875%, 5/15/2011	1,047,500
7,000,000	[3]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	6,895,000
2,450,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	2,719,500
6,975,000	[1,2]	R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	8,073,562
6,975,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	7,829,437
1,150,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	1,152,875
4,150,000		Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%, 12/15/2011	4,378,250
11,775,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	11,421,750
1,050,000		Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	1,102,500
5,425,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	5,072,375
2,323,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	2,717,910
5,866,000	[3]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	5,866,000
3,218,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	3,640,362
1,378,461		Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009	1,483,569
		TOTAL	186,287,256
		Metals & Mining--1.5%
1,700,000		California Steel Industries, Inc., Sr. Note, 6.125%, 3/15/2014	1,623,500
2,050,000	[1,2]	Imco Recycling Escrow, Sr. Note, 9.00%, 11/15/2014	2,162,750
5,025,000		Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	5,602,875
1,754,000		Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014	2,051,303
4,300,000	[1,2]	Novelis, Inc., 7.25%, 2/15/2015	4,235,500
6,200,000	[4]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
5,100,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	5,278,500
4,878,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	5,426,775
		TOTAL	26,381,203
		Packaging--2.1%
1,225,000	[1,2]	AEP Industries, Inc., Sr. Note, 7.875%, 3/15/2013	1,236,328
6,325,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	7,163,062
2,550,000	[1,2]	Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	2,562,750
3,800,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	4,123,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Packaging--continued
$6,075,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	$5,163,750
2,500,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.75%, 5/15/2011	2,631,250
3,725,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	3,957,812
7,000,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	7,280,000
955,916	[1]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	541,909
2,725,000		Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%, 6/15/2010	2,289,000
		TOTAL	36,948,861
		Paper--3.7%
4,425,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	4,325,437
1,650,000	[1,2]	Boise Cascade LLC, Sr. Note, 5.535%, 10/15/2012	1,691,250
2,275,000	[1,2]	Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014	2,314,812
8,750,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	8,968,750
6,175,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	6,838,812
9,925,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	11,140,813
4,950,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	5,271,750
3,125,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	3,226,563
5,350,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	5,778,000
5,275,000		Mercer International, Inc., 9.25%, 2/15/2013	5,011,250
4,925,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	5,294,375
4,675,000		Tembec Industries, Inc., 8.50%, 2/1/2011	4,452,938
		TOTAL	64,314,750
		Restaurants--0.6%
1,250,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	1,325,000
2,900,000	[1,2]	Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013	3,001,500
1,440,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	1,512,000
4,125,000	[1,2]	Landry's Seafood Restaurants, Inc., Sr. Note, 7.50%, 12/15/2014	4,021,875
		TOTAL	9,860,375
		Retailers--2.9%
5,425,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	5,723,375
5,150,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	5,304,500
2,025,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	1,731,375
3,800,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	4,123,000
7,025,000		Jean Coutu Group (PLC), Inc., Sr. Sub. Note, 8.50%, 8/1/2014	6,858,156
Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--continued
$3,250,000		Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%, 5/15/2012	$3,518,125
1,550,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	1,644,938
2,700,000		Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	2,794,500
8,908,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	9,308,860
3,100,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	3,162,000
5,650,000		Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	6,017,250
		TOTAL	50,186,079
		Services--1.4%
1,040,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	1,180,400
5,550,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	5,910,750
4,250,000	[1,2]	HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013	4,186,250
3,000,000	[1,2]	Insurance Automotive Auctions, Inc., Sr. Unsecd. Note, 11.00%, 4/1/2013	2,996,013
400,000		Language Line, Inc., Sr. Sub. Note, 11.125%, 6/15/2012	419,000
4,564,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	4,586,820
3,600,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	4,086,000
		TOTAL	23,365,233
		Technology--3.5%
1,225,000	[1,2]	Activant Solutions, Inc., Floating Rate Note, 9.00%, 4/1/2010	1,255,625
4,700,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	5,029,000
4,350,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	4,197,750
3,025,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	3,176,250
7,150,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	7,614,750
2,100,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	2,157,750
5,825,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	6,218,187
1,750,000	[1,2]	Smart Modular Technologies, Inc., Sr. Note, 8.35%, 4/1/2012	1,741,250
1,875,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	2,062,500
8,775,000	[1,2]	UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	9,740,250
2,850,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	2,857,125
12,675,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	14,354,438
		TOTAL	60,404,875
		Textile--0.7%
1,400,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	1,351,000
2,025,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,131,313
4,075,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	4,390,812
3,721,000		William Carter Co., Sr. Sub. Note, Series B, 10.875%, 8/15/2011	4,130,310
		TOTAL	12,003,435
Principal Amount			Value
		CORPORATE BONDS--continued
		Tobacco--0.8%
$5,600,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	$6,020,000
3,100,000		Dimon, Inc., Sr. Note, 7.75%, 6/1/2013	3,487,500
2,350,000		Dimon, Inc., Sr. Note, Series B, 9.625%, 10/15/2011	2,664,312
1,900,000		Standard Commercial Corp., Sr. Note, 8.00%, 4/15/2012	2,194,500
		TOTAL	14,366,312
		Transportation--0.8%
3,850,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	2,906,750
6,975,000	[4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
1,750,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,741,250
7,650,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	8,510,625
4,400,000	[4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	13,158,625
		Utility - Electric--3.3%
7,063,760		Caithness Coso Funding Corp., Sr. Secd. Note, Series B, 9.05%, 12/15/2009	7,593,542
6,250,000		Calpine Corp., Note, 8.50%, 2/15/2011	4,437,500
1,975,000	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,964,463
4,127,000	[1,2]	NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	4,384,937
625,000		Nevada Power Co., 6.50%, 4/15/2012	648,438
1,625,000	[1,2]	Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015	1,592,500
7,600,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	8,569,000
1,400,000	[1,2]	Northwestern Corp., Sr. Secd. Note, 5.875%, 11/1/2014	1,399,749
8,250,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	9,301,875
1,600,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	1,696,000
900,000		Reliant Energy, Inc., Sr. Secd. Note, 6.75%, 12/15/2014	843,750
3,625,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	3,896,875
5,075,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	5,544,438
5,025,000	[1,2]	Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014	5,062,688
		TOTAL	56,935,755
		Utility - Natural Gas--3.9%
1,550,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	1,683,937
1,075,000	[1,2]	Colorado Interstate Gas Co., Sr. Note, 5.95%, 3/15/2015	1,041,622
1,525,000		El Paso Corp., 6.75%, 5/15/2009	1,494,500
4,175,000		El Paso Corp., Note, 6.95%, 12/15/2007	4,248,062
1,375,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,299,375
8,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	8,424,000
7,375,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	7,504,062
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$2,475,000	[1,2]	Inergy LP, Sr. Note, 6.875%, 12/15/2014	$2,388,375
1,225,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 6.875%, 11/1/2014	1,231,125
3,725,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	3,874,000
2,975,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	3,043,038
4,150,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	4,632,579
1,950,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	2,104,226
4,050,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	4,768,875
9,025,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	9,814,688
8,100,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	8,869,500
		TOTAL	66,421,964
		Wireless Communications--2.0%
2,500,000	[3]	Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012	1,775,000
1,025,000		Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	1,025,000
2,275,000	[1,2]	New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	2,331,875
2,000,000		Nextel Communications, Inc., Sr. Note, 6.875%, 10/31/2013	2,095,000
10,275,000		Nextel Communications, Inc., Sr. Note, 7.375%, 8/1/2015	10,904,344
5,575,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	5,435,625
1,475,000		Rogers Wireless, Inc., Sr. Secd. Note, 6.135%, 12/15/2010	1,534,000
525,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	538,125
675,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	700,312
2,750,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,839,375
4,350,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	4,839,375
		TOTAL	34,018,031
		Wireline Communications--5.8%
20,050,000		AT&T Corp., Sr. Note, 9.75%, 11/15/2031	24,561,250
3,624,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	3,841,440
5,425,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	5,425,000
2,750,000		Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	2,722,500
4,350,000		Citizens Communications Co., 9.00%, 8/15/2031	4,545,750
3,125,000		Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013	2,953,125
1,625,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	1,787,500
8,125,000		MCI, Inc., Sr. Note, 8.735%, 5/1/2014	8,957,812
4,525,000		Primus Telecommunications Holding, Inc., Sr. Note, 8.00%, 1/15/2014	3,280,625
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireline Communications--continued
$1,000,000		Qwest Corp., Note, 6.125%, 11/15/2005	$1,015,000
19,325,000	[1,2]	Qwest Corp., Note, 9.125%, 3/15/2012	21,112,563
13,375,000	[1,2]	Qwest Services Corp., Sr. Sub. Note, 14.00%, 12/15/2010	15,548,438
4,150,000	[1,2]	Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	4,150,000
		TOTAL	99,901,003
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,634,517,369)	1,665,892,630
		COMMON STOCKS AND WARRANTS--0.4%
		Chemicals--0.0%
1,562	[4]	General Chemical Industrial Products, Inc.	301,497
903	[4]	General Chemical Industrial Products, Inc., Warrants	0
669	[4]	General Chemical Industrial Products, Inc., Warrants	0
		TOTAL	301,497
		Consumer Products--0.1%
3,192	[1,4]	Sleepmaster LLC	864,968
		Food & Beverage--0.1%
127,620		B&G Foods, Inc.	1,901,538
		Industrial - Other--0.1%
835,358	[1,4]	ACP Holdings Corp., Warrants	1,691,600
		Lodging--0.0%
1,750	[1,4]	Motels of America, Inc.	0
		Media - Cable--0.1%
20,944	[4]	NTL, Inc.	1,333,505
		Media - Non-Cable--0.0%
3,475	[1,4]	Advanstar, Inc., Warrants	70
46	[4]	Sullivan Graphics, Inc.	0
6,750	[1,4]	XM Satellite Radio, Inc., Warrants	479,250
66,000	[4]	Ziff Davis Media, Inc., Warrants	6,600
		TOTAL	485,920
Shares			Value
		COMMON STOCKS AND WARRANTS--continued
		Metals & Mining--0.0%
$6,200	[1,4]	Republic Technologies International, Inc., Warrants	$0
237,797	[4]	Royal Oak Mines, Inc.	713
		TOTAL	713
		Other--0.0%
746	[1,4]	CVC Claims Litigation LLC	0
		Packaging--0.0%
4,800	[1,4]	Pliant Corp., Warrants	48
107,000	[1,4]	Russell Stanley Holdings, Inc.	53,500
		TOTAL	53,548
		Paper--0.0%
3,250	[1,4]	MDP Acquisitions PLC, Warrants	82,875
		Wireline Communications--0.0%
55,587	[4]	Viatel Holding (Bermuda) Ltd.	37,521
		TOTAL COMMON STOCKS AND WARRANTS (IDENTIFIED COST $35,561,757)	6,753,685
		PREFERRED STOCKS--0.7%
		Media - Non-Cable--0.4%
66,275		Primedia, Inc., Exchangeable Pfd. Stock, Series G, $8.62 annual dividend	6,395,537
8,000		Primedia, Inc., Pfd., $9.20 annual dividend	804,000
360		Ziff Davis Media, Inc., PIK Pfd., Series E-1	249,300
		TOTAL	7,448,837
		Retailers--0.3%
5,725		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	4,594,312
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $13,168,085)	12,043,149
Principal Amount			Value
		REPURCHASE AGREEMENT--0.7%
$11,821,000		Interest in $1,740,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.90%, dated 3/31/2005 to be repurchased at $11,821,952 on 4/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/24/2025, collateral market value $1,774,943,868 (at amortized cost)	$11,821,000
		TOTAL INVESTMENTS--98.4% (IDENTIFIED COST $1,695,068,211) [5]	1,696,510,464
		OTHER ASSETS AND LIABILITIES - NET--1.6%	28,048,231
		TOTAL NET ASSETS--100%	$1,724,558,695

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $378,918,400 which represents 22.0% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A, that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"). At March 31, 2005, these securities amounted to $375,204,180 which represents 21.8% of total net assets.

3 Denotes a zero coupon bond with effective rate at time of purchase.

4 Non-income producing security.

5 The cost of investments for federal tax purposes is $1,728,559,655.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2005

Assets:
Total investments in securities, at value (identified cost $1,695,068,211)		$1,696,510,464
Cash		2,129
Income receivable		36,463,360
Receivable for investments sold		1,577,585
Receivable for shares sold		2,385,559
TOTAL ASSETS		1,736,939,097
Liabilities:
Payable for investments purchased	$4,462,332
Payable for shares redeemed	6,208,182
Payable for transfer and dividend disbursing agent fees and expenses	488,145
Payable for distribution services fee (Note 5)	630,226
Payable for shareholder services fee (Note 5)	375,147
Accrued expenses	216,370
TOTAL LIABILITIES		12,380,402
Net assets for 216,689,510 shares outstanding		$1,724,558,695
Net Assets Consist of:
Paid-in capital		$2,444,188,235
Net unrealized appreciation of investments		1,442,253
Accumulated net realized loss on investments		(718,715,539)
Distributions in excess of net investment income		(2,356,254)
TOTAL NET ASSETS		$1,724,558,695
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($775,085,467 ÷ 97,359,855 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.96
Offering price per share (100/95.50 of $7.96) [1]		$8.34
Redemption proceeds per share		$7.96
Class B Shares:
Net asset value per share ($746,111,272 ÷ 93,770,406 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$7.96
Offering price per share		$7.96
Redemption proceeds per share (94.50/100 of $7.96) [1]		$7.52
Class C Shares:
Net asset value per share ($203,361,956 ÷ 25,559,249 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.96
Offering price per share (100/99.00 of $7.96) [1]		$8.04
Redemption proceeds per share (99.00/100 of $7.96) [1]		$7.88

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2005

Investment Income:
Interest			$164,430,648
Dividends (including $150,987 received from affiliated issuers (Note 5)			1,169,292
TOTAL INCOME			165,599,940
Expenses:
Investment adviser fee (Note 5)		$14,132,324
Administrative personnel and services fee (Note 5)		1,511,448
Custodian fees		84,086
Transfer and dividend disbursing agent fees and expenses (Note 5)		2,041,891
Directors'/Trustees' fees		26,973
Auditing fees		22,044
Portfolio accounting fees		215,784
Distribution services fee--Class B Shares (Note 5)		6,359,159
Distribution services fee--Class C Shares (Note 5)		1,676,084
Shareholder services fee--Class A Shares (Note 5)		2,022,965
Shareholder services fee--Class B Shares (Note 5)		2,119,719
Shareholder services fee--Class C Shares (Note 5)		558,695
Share registration costs		123,821
Printing and postage		225,199
Insurance premiums		36,829
Taxes		154,300
Miscellaneous		10,117
TOTAL EXPENSES		31,321,438
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(139,516)
Waiver of administrative personnel and services fee	(75,604)
Reimbursement of other operating expenses	(79,738)
TOTAL WAIVERS AND REIMBURSEMENT		(294,858)
Net expenses			31,026,580
Net investment income			134,573,360
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			20,847,683
Net increase due to reimbursement from Adviser (Note 5)			682,446
Net change in unrealized appreciation of investments			(40,052,197)
Net realized and unrealized loss on investments			(18,522,068)
Change in net assets resulting from operations			$116,051,292

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$134,573,360	$149,865,825
Net realized gain (loss) on investments	20,847,683	(27,009,388)
Net increase due to reimbursement from adviser (Note 5)	682,446	--
Net change in unrealized appreciation/depreciation of investments	(40,052,197)	235,350,048
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	116,051,292	358,206,485
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(62,562,489)	(69,560,704)
Class B Shares	(58,741,410)	(70,093,228)
Class C Shares	(15,492,190)	(17,627,759)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(136,796,089)	(157,281,691)
Share Transactions:
Proceeds from sale of shares	274,829,972	891,850,812
Net asset value of shares issued to shareholders in payment of distributions declared	82,816,949	90,665,857
Cost of shares redeemed	(688,840,311)	(1,019,007,795)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(331,193,390)	(36,491,126)
Change in net assets	(351,938,187)	164,433,668
Net Assets:
Beginning of period	2,076,496,882	1,912,063,214
End of period (including distribution in excess of net investment income of $(2,356,254) and $(2,800,574), respectively)	$1,724,558,695	$2,076,496,882

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2005

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The primary investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$1,718,752
Advanstar, Inc., Warrants	2/14/2001	$ 285,550
CVC Claims Litigation LLC	3/26/1997-6/18/1997	$ 7,280,944
MDP Acquisitions PLC, Warrants	9/23/2002	$ 0
Motels of America, Inc.	8/30/1994	$ 117,506
Pliant Corp., Warrants	5/25/2000-9/25/2000	$ 146,358
Republic Technologies International, Inc., Warrants	3/14/2000	$ 0
Russell Stanley Holdings, Inc.	2/5/1999-7/9/1999	$ 0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999-2/15/2005	$5,549,454
Sleepmaster LLC	5/12/1999-8/30/2000	$2,934,759
XM Satellite Radio, Inc., Warrants	3/10/2000	$ 0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended March 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	23,869,211	$192,934,434	78,713,614	$606,916,331
Shares issued to shareholders in payment of distributions declared	5,095,081	41,013,031	5,734,561	44,580,782
Shares redeemed	(41,548,835)	(332,708,067)	(86,411,365)	(668,961,903)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(12,584,543)	$(98,760,602)	(1,963,190)	$(17,464,790)

Year Ended March 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	6,483,723	$52,380,846	25,752,508	$198,277,208
Shares issued to shareholders in payment of distributions declared	4,000,940	32,179,819	4,642,327	36,066,710
Shares redeemed	(34,295,948)	(276,124,298)	(35,113,358)	(274,429,408)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(23,811,285)	$(191,563,633)	(4,718,523)	$(40,085,490)

Year Ended March 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,658,548	$29,514,692	11,239,876	$86,657,273
Shares issued to shareholders in payment of distributions declared	1,196,025	9,624,099	1,287,751	10,018,365
Shares redeemed	(9,959,557)	(80,007,946)	(9,657,989)	(75,616,484)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(5,104,984)	$(40,869,155)	2,869,638	$21,059,154
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(41,500,812)	$(331,193,390)	(3,812,075)	$(36,491,126)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and tax gain/loss adjustments on sales of defaulted securities.

For the year ended March 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$2,667,049	$(2,667,049)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$136,796,089	$157,281,691

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,497,305
Net unrealized depreciation	$32,049,191
Capital loss carryforward	$688,694,330

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and tax cost adjustments and interest write-offs for defaulted bonds.

At March 31, 2005, the cost of investments for federal tax purposes was $1,728,559,655. The net unrealized depreciation of investments for federal tax purposes was $32,049,191. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,532,465 and net unrealized depreciation from investments for those securities having an excess of cost over value of $91,581,656.

At March 31, 2005, the Fund had a capital loss carryforward of $688,694,330 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 36,764,983
2010	$245,607,631
2011	$297,612,303
2012	$108,709,413

The Fund used capital loss carry forwards of $25,901,715 to offset taxable capital gains realized during the year ended March 31, 2005.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2005, for federal income tax purposes, post October losses of $1,383,323 were deferred to April 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $150,987 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended March 31, 2005, FSC retained $299,245 of fees paid by the Fund.

Sales Charges

For the year ended March 31, 2005, FSC, retained $179,452 in sales charges from the sale of Class A Shares and $4,945 from the sale of Class C Shares. FSC also retained $90,940 of contingent deferred sales charges relating to redemptions of Class A Shares and $28,088 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 90 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the year ended March 31, 2005, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $34,983, $5,764, and $11,068 respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended March 31, 2005, FSSC retained $154,481 of fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $504,642, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's board. In conjunction with this review, the independent Directors of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $762,184. Of this amount, $79,738 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $682,446 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended March 31, 2005, were as follows:

Purchases	$633,742,074
Sales	$973,349,355

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended March 31, 2005, 0.76% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended March 31, 2005, 0.64% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FEDERATED HIGH INCOME BOND FUND, INC.

We have audited the accompanying statement of assets and liabilities of Federated High Income Bond Fund, Inc. (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Income Bond Fund, Inc. at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 9, 2005

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1977	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: July 1987	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1977	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998	Mark E. Durbiano has been the Fund's Portfolio Manager since January 1987. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated High Income Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8042507 (5/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the  period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $19,972

                  Fiscal year ended 2004 - $19,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $126,144  and $0 respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule
2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2005 - $49,235

                  Fiscal year ended 2004 - $282,942

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Income Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        May 25, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        May 25, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 25, 2005